Leases - Undiscounted lease liability contractual maturities (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 22,109	£ 16,253
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	3,399	2,641
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	14,707	9,682
More Than 5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	£ 4,003	£ 3,930